Carrying Amounts and Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair value measurements, recurring basis
Assets measured at fair value on a recurring basis are as follows as of December 31, 2015:

Assets:	Quoted Market Price In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
FHLB Securities	$—	$1,932,088	$—
FFCB Securities	—	1,987,936	—
FNMA Bonds	—	1,004,331	—
SBA Bonds	—	111,416,782	—
Tax Exempt Municipal Bonds	—	76,065,619	—
Mortgage-Backed Securities	—	182,797,212	—
Equity Securities	—	309,902	—
Total	$—	$375,513,870	$—

(23)         Carrying Amounts and Fair Value of Financial Instruments, Continued

Assets measured at fair value on a recurring basis are as follows as of December 31, 2014:

Assets:	Quoted Market Price In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
FHLB Securities	$—	$13,246,661	$—
FFCB Securities	—	5,667,994	—
FNMA Bonds	—	1,004,381	—
SBA Bonds	—	108,126,694	—
Tax Exempt Municipal Bonds	—	62,495,423	—
Mortgage-Backed Securities	—	238,852,713	—
Equity Securities	—	306,674	—
Total	$—	$429,700,540	$—

Fair value measurements, nonrecurring basis
The table below presents assets and liabilities measured at fair value on a nonrecurring basis as of December 31, 2015 and 2014, aggregated by the level in the fair value hierarchy within which those measurements fall.

Assets:	Level 1	Level 2	Level 3	At December 31, 2015
Mortgage Loans Held For Sale	$—	$2,462,559	$—	$2,462,559
Collateral Dependent Impaired Loans (1)	—	—	12,565,728	12,565,728
Foreclosed Assets	—	—	4,361,411	4,361,411
Total	$—	$2,462,559	$16,927,139	$19,389,698

(1) IMPAIRED LOANS ARE REPORTED NET OF SPECIFIC RESERVES OF $81,600

(23)         Carrying Amounts and Fair Value of Financial Instruments, Continued

Assets:	Level 1	Level 2	Level 3	At December 31, 2014
Mortgage Loans Held For Sale	$—	$1,864,999	$—	$1,864,999
Collateral Dependent Impaired Loans (1)	—	—	19,772,955	19,772,955
Foreclosed Assets	—	—	3,229,710	3,229,710
Total	$—	$1,864,999	$23,002,665	$24,867,664

(1) IMPAIRED LOANS ARE REPORTED NET OF SPECIFIC RESERVES OF

Significant unobservable inputs used in the fair value measurements
For Level 3 assets and liabilities measured at fair value on a recurring or non-recurring basis as of December 31, 2015, the significant unobservable inputs used in the fair value measurements were as follows:

		Valuation	Significant
	Fair Value	Technique	Unobservable Inputs	Range

Collateral Dependent Impaired Loans	$12,565,728	Appraised Value	Discount Rates/ Discounts to Appraised Values	0% - 20%
Foreclosed Assets	4,361,411	Appraised Value/Comparable Sales	Discount Rates/ Discounts to Appraised Values	13% - 100%

Summary of the carrying value and estimated fair value of financial instruments
The following tables are a summary of the carrying value and estimated fair value of the Company’s financial instruments as of December 31, 2015 and 2014 presented in accordance with the applicable accounting guidance.

	December 31, 2015
	Carrying	Fair Value
(In Thousands)	Amount	Total	Level 1	Level 2	Level 3
Financial Assets:
Cash And Cash Equivalents	$8,382	$8,382	$8,382	$—	$—
Certificates of Deposits With Other Banks	3,445	3,445	—	3,445	—
Investment And Mortgage-Backed Securities	405,387	405,196	—	405,196	—
Loans Receivable, Net	330,573	327,460	—	—	327,460
FHLB Stock	2,215	2,215	2,215	—	—

Financial Liabilities:
Deposits:
Checking, Savings, And Money Market Accounts	$415,975	$415,975	$415,975	$—	$—
Certificate Accounts	236,122	235,476	—	235,476	—
Advances From FHLB	34,640	35,676	—	35,676	—
Other Borrowed Money	6,412	6,412	6,412	—	—
Junior Subordinated Debentures	5,155	5,155	—	5,155	—
Senior Convertible Debentures	6,084	6,084	—	6,084	—